Investment Objectives and Goals	Sep. 26, 2025
The Future Fund Long/Short ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – The Future Fund Long/Short ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Future Fund Long/Short ETF (the “Fund”) is to seek to provide capital appreciation.
One Global ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – One Global ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the One Global ETF (the “Fund”) is to seek to provide capital appreciation.